Consolidated Shareholders Equity (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Shares at Dec. 31, 2011		31,133,000
Beginning Balance, Value at Dec. 31, 2011			$ 4,294,675	$ (5,101,600)		$ (806,925)
Stock options issued for services - related parties
Debt forgiveness - related parties
Sale of 4.5% interest in subsidiary			768,807		5,193	774,000
Imputed interest			3,385			3,385
Net loss				(844,582)	(25,738)	(870,320)
Ending Balance, Shares at Dec. 31, 2012		31,133,000
Ending Balance, Value at Dec. 31, 2012			5,066,867	(5,946,182)	(20,545)	(899,860)
Stock options issued for services - related parties			66,785			125,000
Common stock transferred from existing stockholders for services rendered - ($0.25/share)			562,500			562,500
Issuance of shares to reacquire 4.5% ownership in subsidiary, Shares		1,467,000
Issuance of shares to reacquire 4.5% ownership in subsidiary, Value			(19,538)		19,538
Common stock issued for services - related party, Shares ($0.25/share)		500,000
Common stock issued for services - related party, Value ($0.25/share)		125,000				125,000
Exercise of stock warrants for cash, Shares		1,400,000
Exercise of stock warrants for cash, Value		1,400				1,400
Loss on debt extinguishment - related party			(3,278)			(3,278)
Reclassification of derivative liability associated with warrants			311,709			311,709
Debt forgiveness - related parties			83,000			83,000
Net loss				(2,573,335)	(34,433)	(2,607,768)
Ending Balance, Shares at Dec. 31, 2013		34,500,000
Ending Balance, Value at Dec. 31, 2013		126,400	6,068,045	(8,519,517)	(35,440)	(2,360,512)
Stock issued for cash, Shares		1,000,000
Stock issued for cash, Value		1,000				1,000
Recognition of unvested share compensation - related party			31,250			31,250
Common stock transferred from existing stockholders for services rendered - ($0.25/share)
Reclassification of derivative liability associated with warrants			214,769			214,769
Imputed interest
Net loss				(2,286,270)	(27,768)	(2,314,038)
Ending Balance, Shares at Jun. 30, 2014		35,500,000
Ending Balance, Value at Jun. 30, 2014		$ 127,400	$ 6,314,064	$ (10,805,787)	$ (63,208)	$ (4,427,531)